Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances (in shares) at Dec. 31, 2017	3,842
Balances at Dec. 31, 2017	$ 4	$ 25,625	$ (29,153)	$ (165)	$ (3,689)
Sale of common stock and warrants (in shares)	485
Sale of common stock and warrants		2,328			2,328
Beneficial conversion feature		716			716
Conversion of convertible notes payable and accrued interest into common stock and warrants (in shares)	751
Conversion of convertible notes payable and accrued interest into common stock and warrants	$ 1	3,257			3,258
Warrants issued with sale of convertible notes payable		739			739
Stock-based compensation		2,373			2,373
Net loss			(5,905)		(5,905)
Foreign currency translation adjustment				448	448
Common stock converted into convertible notes payable
Balances (in shares) at Dec. 31, 2018	5,078
Balances at Dec. 31, 2018	$ 5	35,038	(35,058)	283	268
Beneficial conversion feature		353			353
Warrants issued with sale of convertible notes payable		419			419
Stock-based compensation		10			10
Net loss			(1,581)		(1,581)
Foreign currency translation adjustment				(32)	(32)
Common stock converted into convertible notes payable (in shares)	(7)
Common stock converted into convertible notes payable		(25)			(25)
Balances (in shares) at Mar. 31, 2019	5,070
Balances at Mar. 31, 2019	$ 5	35,795	(36,639)	251	(588)
Balances (in shares) at Dec. 31, 2018	5,078
Balances at Dec. 31, 2018	$ 5	35,038	(35,058)	283	268
Sale of common stock and warrants (in shares)	909
Sale of common stock and warrants	$ 1	3,159			3,160
Beneficial conversion feature		353			353
Warrants issued with sale of convertible notes payable		419			419
Stock-based compensation		1,093			1,093
Net loss			(6,200)		(6,200)
Foreign currency translation adjustment				22	22
Conversion of convertible notes payable and accrued interest into common stock (in shares)	651
Conversion of convertible notes payable and accrued interest into common stock	$ 1	2,280			2,281
Common stock converted into convertible notes payable (in shares)	(7)
Common stock converted into convertible notes payable		(25)			(25)
Warrants issued in exchange for modification of term debt		14			14
Balances (in shares) at Dec. 31, 2019	6,631
Balances at Dec. 31, 2019	$ 7	42,331	(41,258)	305	1,385
Stock-based compensation		112			112
Net loss			(1,798)		(1,798)
Foreign currency translation adjustment				797	797
Common stock converted into convertible notes payable
Balances (in shares) at Mar. 31, 2020	6,631
Balances at Mar. 31, 2020	$ 7	$ 42,671	$ (43,056)	$ 1,102	$ 724